Events after the balance sheet date (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2020	Feb. 28, 2019
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from gross offering		$ 15,000
Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from gross offering	$ 116,955
Major ordinary share transactions [Member] | Common share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued	41,279,090
Issue price per unit	$ 2.75
Major ordinary share transactions [Member] | Series II Non-Voting Convertible First Preferred Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued	1,250,000
Issue price per unit	$ 2.75